Employee Benefits (Details - Additional Information) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) category Integer	Dec. 31, 2024 BRL (R$) Integer category	Dec. 31, 2023 BRL (R$)
Disclosure of defined benefit plans [line items]
Expense from share-based payment transactions with employees | R$	R$ 273,946	R$ 213,432	R$ 235,896
Bottom of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	three
Top of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	ten
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of employees | Integer	1,900	200
Percentage of total employees	1310.00%	1.38%
Number of vested | category	42,238	24,686
Description of maximum term of equity granted for share-based payment arrangement	1.7 years
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Description of maximum term of equity granted for share-based payment arrangement	2.3 years